Note 21 Other Financial Liabilities (Details) - EUR (€) € in Millions	Jun. 30, 2023	Dec. 31, 2022
Other financial liabilities [Line Items]
Other financial liabilities	€ 16,207	€ 14,081
Lease liabilities [member]
Other financial liabilities [Line Items]
Other financial liabilities	1,407	1,398
Creditors for other financial liabilities [Member]
Other financial liabilities [Line Items]
Other financial liabilities	4,229	3,584
Collection accounts [Member]
Other financial liabilities [Line Items]
Other financial liabilities	4,806	3,426
Creditors for other payment obligations [Member]
Other financial liabilities [Line Items]
Other financial liabilities	€ 5,765	€ 5,673